Schedule of Junior Subordinated Notes Payable Exchange Agreement (Details) (USD $) In Thousands, unless otherwise specified	Jan. 29, 2010		Apr. 30, 2009
Junior Subordinated Notes
Outstanding face amount - Exchange Transaction	$ 52,094		$ 101,700
Weighted average coupon rate - Exchange Transaction	7.754%; LIBOR + 2.25% AFTER 2016	[1]
Maturity - Exchange Transaction	2035-04
Collateral - Exchange Transaction	General Credit of Newcastle
Cash
Outstanding face amount - Exchange Transaction	9,715
Weighted average coupon rate - Exchange Transaction	N/A
CDO Bonds
Outstanding face amount - Exchange Transaction	37,625
Weighted average coupon rate - Exchange Transaction	LIBOR + 0.66%; weighted average effective interest rate of approximately LIBOR + 0.35% after Exchange	[2]
Maturity - Exchange Transaction	2052-06
Collateral - Exchange Transaction	Assets within the respective CDOs
Total Consideration Received
Outstanding face amount - Exchange Transaction	$ 47,340

[1]	(A) LIBOR + 2.25% after April 2016.
[2]	(B) Weighted average effective interest rate of approximately LIBOR+0.35% after the Exchange.